SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENTED INFORMATION
Schedule of reporting information by segment

Year ended December 31, 2014	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services2	Sponsored Investments2	Corporate1	Consolidated
(millions of Canadian dollars)
Revenues	2,283	3,216	23,023	9,119	-	37,641
Commodity and gas distribution costs	-	(1,979)	(21,921)	(5,583)	-	(29,483)
Operating and administrative	(1,101)	(530)	(175)	(1,438)	(37)	(3,281)
Depreciation and amortization	(498)	(304)	(114)	(642)	(19)	(1,577)
Environmental costs, net of recoveries	7	-	-	(107)	-	(100)
	691	403	813	1,349	(56)	3,200
Income/(loss) from equity investments	160	-	136	86	(14)	368
Other income/(expense)	12	(8)	38	5	(313)	(266)
Interest income/(expense)	(372)	(165)	(98)	(559)	65	(1,129)
Income taxes recovery/(expense)	(24)	(17)	(318)	(263)	11	(611)
Earnings/(loss) from continuing operations	467	213	571	618	(307)	1,562
Discontinued operations
Earnings from discontinued operations before income taxes	-	-	73	-	-	73
Income taxes from discontinued operations	-	-	(27)	-	-	(27)
Earnings from discontinued operations	-	-	46	-	-	46
Earnings/(loss)	467	213	617	618	(307)	1,608
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	-	-	(199)	-	(203)
Preference share dividends	-	-	-	-	(251)	(251)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	463	213	617	419	(558)	1,154
Additions to property, plant and equipment5	5,917	603	678	3,269	60	10,527
Total assets	27,657	9,320	7,601	23,515	4,764	72,857

Year ended December 31, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services2	Sponsored Investments2	Corporate1	Consolidated
(millions of Canadian dollars)
Revenues	2,272	2,741	20,310	7,595	-	32,918
Commodity and gas distribution costs	-	(1,585)	(20,244)	(4,978)	-	(26,807)
Operating and administrative	(1,006)	(534)	(221)	(1,226)	(27)	(3,014)
Depreciation and amortization	(429)	(321)	(75)	(530)	(15)	(1,370)
Environmental costs, net of recoveries	(79)	-	-	(283)	-	(362)
	758	301	(230)	578	(42)	1,365
Income from equity investments	118	-	154	56	2	330
Other income/(expense)	39	20	39	37	(270)	(135)
Interest income/(expense)	(319)	(160)	(81)	(409)	22	(947)
Income taxes recovery/(expense)	(165)	(32)	50	(133)	157	(123)
Earnings/(loss) from continuing operations	431	129	(68)	129	(131)	490
Discontinued operations
Earnings from discontinued operations before income taxes	-	-	6	-	-	6
Income taxes from discontinued operations	-	-	(2)	-	-	(2)
Earnings from discontinued operations	-	-	4	-	-	4
Earnings/(loss)	431	129	(64)	129	(131)	494
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	-	-	139	-	135
Preference share dividends	-	-	-	-	(183)	(183)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	427	129	(64)	268	(314)	446
Additions to property, plant and equipment5	4,360	533	744	2,565	34	8,236
Total assets	20,950	7,942	7,015	18,527	3,134	57,568

Year ended December 31, 2012	Liquids Pipelines3	Gas Distribution	Gas Pipelines, Processing and Energy Services2,3,4	Sponsored Investments2,3	Corporate1,4	Consolidated
(millions of Canadian dollars)
Revenues	2,445	2,438	13,106	6,671	-	24,660
Commodity and gas distribution costs	-	(1,220)	(13,676)	(4,283)	-	(19,179)
Operating and administrative	(942)	(528)	(142)	(1,076)	(51)	(2,739)
Depreciation and amortization	(399)	(336)	(57)	(431)	(13)	(1,236)
Environmental costs, net of recoveries	-	-	-	88	-	88
	1,104	354	(769)	969	(64)	1,594
Income/(loss) from equity investments	46	-	141	55	(47)	195
Other income/(expense)	(7)	83	33	49	80	238
Interest income/(expense)	(250)	(164)	(50)	(397)	20	(841)
Income taxes recovery/(expense)	(192)	(66)	269	(169)	(13)	(171)
Earnings/(loss) from continuing operations	701	207	(376)	507	(24)	1,015
Discontinued operations
Loss from discontinued operations before income taxes	-	-	(123)	-	-	(123)
Income taxes recovery from discontinued operations	-	-	44	-	-	44
Loss from discontinued operations	-	-	(79)	-	-	(79)
Earnings/(loss)	701	207	(455)	507	(24)	936
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	-	(1)	(224)	-	(229)
Preference share dividends	-	-	-	-	(105)	(105)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	697	207	(456)	283	(129)	602
Additions to property, plant and equipment5	1,927	445	933	1,886	4	5,195

1	Included within the Corporate segment was Interest income of $694 million (2013 - $443 million; 2012 - $336 million) charged to other operating segments.
2

In November 2014, Enbridge’s 50% interest in the United States portion of Alliance Pipeline (Alliance Pipeline US) was transferred to the Fund within the Sponsored Investments segment. Earnings from the assets prior to the date of transfer of $41 million (2013 - $43 million; 2012 - $39 million) have not been reclassified between segments for presentation purposes.

3

In December 2012, certain crude oil storage and renewable energy assets were transferred to the Fund within the Sponsored Investments segment. Earnings from the assets prior to the date of transfer of $33 million have not been reclassified among segments for presentation purposes.

4

Due to a change in organizational structure effective January 1, 2013, for the year ended December 31, 2012 earnings of $1 million and additions to property, plant and equipment of $108 million were reclassified from the Corporate segment to the Gas Pipelines, Processing and Energy Services segment.

5	Includes allowance for equity funds used during construction.

GEOGRAPHIC INFORMATION: Revenues

Revenues1

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Canada	14,963	12,690	11,629
United States	22,678	20,228	13,031
	37,641	32,918	24,660

1	Revenues are based on the country of origin of the product or service sold.

GEOGRAPHIC INFORMATION: Plant and Equipment
December 31,	2014	2013
(millions of Canadian dollars)
Canada	27,420	22,865
United States	26,410	19,414
	53,830	42,279